Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 23, 2023	Jan. 19, 2023	Nov. 14, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Warrant price per share				$ 2.79		$ 2.79
Shares issued in Public Offering, shares						300,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
RD Agreement [Member]
Subsequent Event [Line Items]
Warrant price per share	$ 0.95
Shares issued in Public Offering, shares	4,315,787
Common stock, par value	$ 0.001
Common Warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock warrants		$ 9,260,361
Warrant price per share		$ 0.125
Warrant price per share		$ 1.00
Two common warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Warrants exercisable		4,315,787
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued in Public Offering, shares					4,315,787	4,315,787	11,066,258
Conversion of warrants, shares				3,579,084
Common Stock [Member] | RD Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 0.70
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of warrants, shares			2,609,024
Subsequent Event [Member] | RD Agreement [Member]
Subsequent Event [Line Items]
Warrant price per share		$ 0.95
Shares issued in Public Offering, shares	4,315,787
Common stock, par value	$ 0.001
Gross proceeds		$ 4,100,000
Net proceeds issuance of warrant		3,500,000
Subsequent Event [Member] | Common Warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock warrants		$ 8,631,574
Warrant price per share		$ 0.125
Warrant price per share		$ 1.00
Subsequent Event [Member] | One Common Stock Warrant [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Warrants exercisable		4,315,787
Subsequent Event [Member] | Two common warrants [Member] | PIPE Agreement [Member]
Subsequent Event [Line Items]
Warrants exercisable		4,315,787
Subsequent Event [Member] | Common Stock [Member] | RD Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 0.70